Average Annual Total Returns{- Equity-Income Portfolio} - 02.28 VIP Equity-Income Portfolio Investor PRO-09 - Equity-Income Portfolio	VIP Equity-Income Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Equity-Income Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Equity-Income Portfolio-Investor VIP Return Before Taxes Past 10 years	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years
Total	6.57%	10.60%	10.07%	2.87%	9.74%	10.36%